Condensed Financial Information (Parent Company) (Condensed Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments:
Available-for-sale Securities, Debt Securities	$ 351,402	$ 365,425
Short-term investments	9,299	8,621
Other Investments	22,524	21,283
Total investments	495,459	505,995
Cash and Cash Equivalents, at Carrying Value	12,752	10,808
Accrued Investment Income Receivable	3,988	4,120
Other Assets	7,666	7,862
Total assets	877,933	902,337
Liabilities
Payables for collateral under securities loaned and other transactions	36,871	35,326
Collateral financing arrangements	4,139	4,196
Junior subordinated debt securities	3,194	3,193
Other Liabilities	23,561	24,437
Total liabilities	809,437	829,678
Stockholders’ Equity
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	0	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,159,590,766 and 1,153,998,144 shares issued, respectively; 1,098,028,525 and 1,131,927,894 shares outstanding, respectively	12	12
Additional paid-in capital	30,749	30,543
Retained earnings	35,519	32,020
Treasury stock, at cost; 61,562,241 and 22,070,250 shares, respectively	(3,102)	(1,172)
Accumulated other comprehensive income (loss)	4,771	10,649	$ 5,104	$ 11,397
Total stockholders’ equity	67,949	72,053
Total liabilities and stockholders’ equity	877,933	902,337
Parent Company
Investments:
Available-for-sale Securities, Debt Securities	5,028	5,088
Short-term investments	268	378
Other Investments	830	1,336
Total investments	6,126	6,802
Cash and Cash Equivalents, at Carrying Value	421	443	$ 648	$ 188
Accrued Investment Income Receivable	76	46
Investment in subsidiaries	85,977	88,152
Loans to subsidiaries	1,200	1,709
Other Assets	1,177	1,406
Total assets	94,977	98,558
Liabilities
Payables for collateral under securities loaned and other transactions	227	349
Long-term debt — unaffiliated	16,994	15,317
Long-term debt — affiliated	3,314	3,600
Collateral financing arrangements	2,797	2,797
Junior subordinated debt securities	1,748	1,748
Payables to subsidiaries	147	459
Other Liabilities	1,801	2,235
Total liabilities	27,028	26,505
Stockholders’ Equity
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	0	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,159,590,766 and 1,153,998,144 shares issued, respectively; 1,098,028,525 and 1,131,927,894 shares outstanding, respectively	12	12
Additional paid-in capital	30,749	30,543
Retained earnings	35,519	32,020
Treasury stock, at cost; 61,562,241 and 22,070,250 shares, respectively	(3,102)	(1,172)
Accumulated other comprehensive income (loss)	4,771	10,649
Total stockholders’ equity	67,949	72,053
Total liabilities and stockholders’ equity	$ 94,977	$ 98,558